Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
Hello Group Inc. (the “Company”) is the holding company for a group of companies, which was incorporated in the British Virgin Islands (“BVI”) on November 23, 2011. In July 2014, the Company was redomiciled in the Cayman Islands (“Cayman”) as an exempted company registered under the laws of the Cayman Islands, and was renamed Momo Inc.. In August 2021, the Company changed its name from “Momo Inc.” to “Hello Group Inc.”. The Company, its subsidiaries, which include the wholly-foreign owned enterprises (“WFOEs”), consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are principally engaged in providing mobile-based social and entertainment services.
As of December 31, 2025, details of the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Major subsidiaries
Momo Technology HK Company Limited (“Momo HK”)
Beijing Momo Information Technology Co., Ltd. (“Beijing Momo IT”)
Beijing Leguanxing Information Technology Co., Ltd. (“Leguanxing”)
Tantan Limited (“Tantan”)
Tantan Hong Kong Limited (“Tantan HK”)
Tantan Technology (Beijing) Co., Ltd. (“Tantan Technology”)
SpaceCape Technology Pte. Ltd.
DeepMatch Technology Pte.Ltd.
HAPPN
Ruby 14 Investment Pte. Ltd.
Hello Planet Pte.
Major VIEs
Beijing Momo Technology Co., Ltd. (“Beijing Momo”) *
Tantan Culture Development (Beijing) Co., Ltd. (“Tantan Culture”) *
Beijing Top Maker Culture Co, Ltd. (“Beijing Top Maker”) *
Beijing Perfect Match Technology Co, Ltd. (“Beijing Perfect Match”) *
SpaceTime (Beijing) Technology Co, Ltd. (“SpaceTime Beijing”) *
Major VIEs’ subsidiaries
Chengdu Momo Technology Co., Ltd. (“Chengdu Momo”) *
Tianjin Heer Technology Co., Ltd. (“Tianjin Heer”) *
Loudi Momo Technology Co., Ltd. (“Loudi Momo”) *
Tianjin Apollo Exploration Culture Co., Ltd. (“Tantan Apollo”) *
Hainan Miaoka Network Technology Co., Ltd. (“Miaoka”) *

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.
The VIE arrangements
The People’s Republic of China (“PRC”) regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services, internet audio-video program services and certain other businesses in the PRC where certain licenses are required for the provision of such services. The Group provides substantially all of its services in China through certain PRC domestic companies, which hold the operating licenses and approvals to enable the Group to provide such mobile internet content services in the PRC. Specifically, these PRC domestic companies that are material to the Company’s business are Beijing Momo, Chengdu Momo, Tianjin Heer, Loudi Momo, Miaoka, Tantan Culture, Beijing Top Maker, Beijing Perfect Match, SpaceTime Beijing, and Tantan Apollo. The equity interests of these PRC domestic companies are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens.

The Company obtained control over consolidated VIEs by entering into a series of contractual arrangements with the VIEs and their equity holders (the “Nominee Shareholders”), which enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIEs, the Company’s rights under the Power of Attorney also provide the Company’s abilities to direct the activities that most significantly impact the VIEs economic performance. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the Exclusive Cooperation Agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that the Exclusive Cooperation Agreements is executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIEs.
In November 2024, to facilitate the capital increase of QOOL Media (Tianjin) Co., Ltd. (“QOOL Tianjin”), the Company terminated the VIE agreements between QOOL Media Technology (Tianjin) Co., Ltd. and QOOL Tianjin. Immediately after completing the capital increase of QOOL Tianjin, the Company restated the VIE agreements on December 16, 2024. The change did not have an impact on the Company’s control over and consolidation of QOOL Tianjin. In October 2025, QOOL Tianjin was deregistered.
In February 2025, the Company terminated all the VIE agreements between Beijing Yiliulinger Information Technology Co., Ltd. and Miaoka. After the termination, Tianjin Heer acquired Miaoka from its Nominee Shareholders pursuant to the equity transfer agreements and Miaoka became a subsidiary of Tianjin Heer.
In February 2025, the Company terminated all the VIE agreements between Beijing Yiliulinger Information Technology Co., Ltd. and Hainan Yilingliuer Network Technology Co., Ltd. (“Hainan Yilingliuer”). After the termination, Beijing Momo acquired Hainan Yilingliuer from its Nominee Shareholders pursuant to equity transfer agreements and Hainan Yilingliuer became a subsidiary of Beijing Momo.
In December 2025, the Company terminated all the VIE agreements between Beijing Wozaixiangxiang Information Technology Co., Ltd. and Tianjin Nishuodedoudui Tech Co., Ltd. (“Tianjin Nishuodedoudui”). After the termination, Beijing Momo acquired Tianjin Nishuodedoudui from its Nominee Shareholders pursuant to equity transfer agreements and Tianjin Nishuodedoudui became a subsidiary of Beijing Momo.
The changes in VIE structure did not have an impact on the Company’s control over and consolidation of Miaoka, Hainan Yilingliuer and Tianjin Nishuodedoudui.
Details of the typical structure of the Company’s significant VIEs are set forth below:
Agreements that provide the Company effective control over the VIEs:

(1)	Power of Attorneys
Pursuant to the Power of Attorneys, the Nominee Shareholders of the VIEs each irrevocably appointed respective WFOEs as the attorney-in-fact
to act on their behalf on all matters pertaining to the VIEs and to exercise all of their rights as a shareholder of the VIEs, including but not limited to convene, attend and vote on their behalf at shareholders’ meetings, designate and appoint directors and senior management members. The WFOEs may authorize or assign their rights under this appointment to a person as approved by its board of directors at its sole discretion. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in the VIEs. The Company believes the Powers of Attorneys can demonstrate the power of its WFOEs to direct how the VIEs should conduct their daily operations.

(2)	Exclusive Call Option Agreements
Under the Exclusive Call Option Agreements among the WFOEs, the VIEs and their Nominee Shareholders, each of the Nominee Shareholders irrevocably granted the respective WFOE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in the VIEs at the consideration equal to the nominal price or at the lowest price as permitted by PRC laws.
The WFOEs or their designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without the WFOEs’ written consent, the Nominee Shareholders of the VIEs shall not transfer, donate, pledge, or otherwise dispose any equity interests of the VIEs in any way. In addition, any consideration paid by the WFOEs to the Nominee Shareholders of the VIEs in exercising the option shall be transferred back to the respective WFOE or its designated representative(s). This agreement could be terminated when all the shareholders’ equity were acquired by the WFOEs or their designated representative(s) subject to the law of PRC.
In addition, the VIEs irrevocably granted the WFOEs an exclusive and irrevocable option to purchase any or all of the assets owned by the VIEs at the lowest price permitted under PRC law. Without the WFOEs’ prior written consent, the VIEs and their Nominee Shareholders will not sell, transfer, mortgage or otherwise dispose of the VIEs’ material assets, legal or beneficial interests or revenues of more than certain amount or allow an encumbrance on any interest in the VIEs.

(3)	Spousal Consent Letters
Each spouse of the married Nominee Shareholders of the VIEs entered into a Spousal Consent Letter, which unconditionally and irrevocably agreed that the equity interests in the VIEs held by and registered in the name of their spouse will be disposed of pursuant to the Equity Interest Pledge Agreements, the Exclusive Call Option Agreements, and the Power of Attorneys. Each spouse agreed not to assert any rights over the equity interests in the VIEs held by their spouse. In addition, in the event that the spouse obtains any equity interests in the VIEs held by their spouse for any reason, they agreed to be bound by the contractual arrangements.
Agreements that transfer economic benefits to the Company:

(1)	Exclusive Cooperation Agreements
Each of the VIEs has entered into an exclusive technology services agreement or an exclusive services agreement with the respective WFOEs, pursuant to which the relevant WFOEs provides exclusive services to the VIEs. In exchange, the VIEs pay a service fee to the WFOEs, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOEs, resulting in a transfer of substantially all of the profits from the VIEs to the WFOEs.

(2)	Equity Interest Pledge Agreements
Under the equity interest pledge agreement among the WFOEs and each of the Nominee Shareholders of the VIEs, the Nominee Shareholders pledged all of their equity interests in the VIEs to the respective WFOEs to guarantee the VIEs’ and their shareholders’ payment obligations arising from the Exclusive Cooperation Agreements, Business Operations Agreements and the Exclusive Call Option Agreements, including but not limited to, the payments due to the respective WFOEs for services provided.
If any VIEs or any of their Nominee Shareholders breaches their contractual obligations under the above agreements, the respective WFOEs, as the pledgee, will be entitled to certain rights and entitlements, including receiving priority proceeds from the auction or sale of whole or part of the pledged equity interests of the VIEs in accordance with PRC legal procedures. During the term of the pledge, the shareholders of the VIEs shall cause the VIEs not to distribute any dividends and if they receive any dividends generated by the pledged equity interests, they shall transfer such received amounts to an account designated by the respective parties according to the instruction of the respective WFOEs.
The pledge will remain binding until the VIEs and their Nominee Shareholders have fully performed all their obligations under the Exclusive Cooperation Agreements, Business Operations Agreements and Exclusive Call Option Agreements.

(3)	Business Operations Agreements
Under the Business Operations Agreements among the WFOEs, the VIEs and the Nominee Shareholders of the VIEs, without the prior written consent of the WFOEs or their designated representative(s), the VIEs shall not conduct any transaction that may substantially affect the assets, business, operation or interest of the WFOEs. The VIEs and the Nominee Shareholders shall also follow the WFOEs’ instructions on management of the VIEs’ daily operation, finance and employee matters and appoint the nominee(s) designated by the WFOEs as the director(s) and senior management members of the VIEs. In the event that any agreements between the WFOEs and the VIEs terminates, the WFOEs have the sole discretion to determine whether to continue any other agreements with the VIEs. The WFOEs are entitled to any dividends or other interests declared by the VIEs and the shareholders of the VIEs have agreed to promptly transfer such dividends or other interests to the WFOEs. The agreement shall remain effective for 10 years. At the discretion of the WFOEs, this agreement will be renewed on applicable expiration dates, or the WFOEs and the VIEs will enter into another exclusive agreement.
Through these contractual agreements, the Company has the ability to effectively control the VIEs and is also able to receive substantially all the economic benefits of the VIEs.
Risk in relation to the VIE structure
The Company believes that the WFOEs’ contractual arrangements with the VIEs are in compliance with PRC laws and are legally enforceable. However, some of the shareholders of the VIEs are also directors or officers of the Company. Conflicts of interest may arise between the roles of these individuals as directors or officers of the Company and as shareholders of the VIEs. The Company relies on these individuals to abide by the laws of the Cayman Islands, which provide that directors and officers owe a fiduciary duty to the Company to act in good faith and in the best interest of the Company and not to use their positions for personal gain. The shareholders of the VIEs have executed powers of attorney to appoint the Company’s Chinese mainland subsidiaries, or a person designated by the Company’s Chinese mainland subsidiaries to vote on their behalf and exercise voting rights as shareholders of the VIEs. The Company cannot assure that when conflicts arise, shareholders of the VIEs will act in the best interest of the Company or that conflicts will be resolved in the Company’s favor. If the Company cannot resolve any conflicts of interest or disputes between the Company and VIEs’ shareholders, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to the Company’s operations. There is also uncertainty as to the outcome of any such legal proceedings.
The Company’s ability to control the VIEs also depends on the Power of Attorneys. The WFOEs and VIEs can vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorneys are legally enforceable but may not be as effective as direct equity ownership.
In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations in the future, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•
require the Group to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect the ability to consolidate, derive economic interests from, or exert effective control over VIEs;

•	restrict or prohibit the use of the proceeds of any of offshore financings to finance the business and operations in China;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, WFOEs, or the VIEs.
The following consolidated financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions as of and for the years ended December 31:

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	1,060,972	715,383
Short-term deposits	—	150,000

Other current assets	519,462	502,995
Total current assets	1,580,434	1,368,378
Long-term deposits	150,000	—
Long-term investments	182,002	153,984
Other non-current assets	184,053	150,794

Total assets	2,096,489	1,673,156

Accounts payable	510,373	466,625
Deferred revenue	394,895	396,719
Other current liabilities	372,044	307,567

Total current liabilities	1,277,312	1,170,911
Other non-current liabilities	9,492	3,245

Total liabilities	1,286,804	1,174,156

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	11,203,950	9,392,080	8,367,094
Net income	4,179,878	3,117,577	3,028,247
Net cash provided by operating activities	4,118,893	3,347,280	2,967,161
Net cash provided by investing activities	726,076	2,050	750
Net cash provided by financing activities	—	—	—
The
VIEs contributed an aggregate of 93.3%, 88.9% and 80.7% of the consolidated net revenues for each of the years ended December 31, 2023, 2024 and 2025, respectively. As of the fiscal years ended December 31, 2024 and 2025, the VIEs accounted for an aggregate of 11.4% and 12.1%, respectively, of the consolidated total assets, and 18.5% and 43.6%, respectively, of the consolidated total liabilities.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to consolidated VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets. The Group may lose the ability to use and enjoy assets held by the VIEs that are important to the operation of business if the VIEs declare bankruptcy or become subject to a dissolution or liquidation proceeding.